Operating Lease Liabilities - Schedule of Remaining Lease Terms (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Schedule of Remaining Lease Terms [Abstract]
Operating lease cost:	$ 248,000	$ 283,000	$ 496,000	$ 561,000	$ 1,044,000	$ 1,286,000
Total lease cost	248,000	283,000	496,000	561,000	1,044,000	1,286,000
Cash paid for amounts included in the measurement lease liability:	243,000	239,000	486,000	512,000	1,249,000	1,070,000
Operating cash flow from operating leases	$ 243,000	$ 239,000	$ 486,000	$ 512,000	$ 1,249,000	$ 1,070,000
Weighted Average Remaining Lease Term - in years	3 months		3 months		9 months	1 year 8 months 19 days
Weighted Average discount rate - %	9.50%		9.50%		9.50%	9.36%